Taxes (Details 1)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(22.08%)	(37.28%)	(24.51%)
Change in valuation allowance		3.90%	(15.37%)	(2.01%)
Additional R&D deduction in China		8.66%	1.38%	0.83%
Permanent difference		0.52%	(0.20%)	(0.06%)
Tax rate difference outside China	[1]	0.38%	(0.05%)	0.04%
Effective tax rate		16.38%	(26.52%)	(0.71%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.